Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 02/15/2020	$71,000,000	$70,847,461
1.500%, 06/15/2020	93,000,000	92,760,003
1.500%, 08/15/2020	85,000,000	84,747,656
1.375%, 09/15/2020	106,000,000	105,594,219
1.625%, 10/15/2020	85,000,000	84,827,344
Total U.S. Treasury Securities		438,776,683	28.6%

Other Government Related Securities
Industrial Bank of Korea,
2.866%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,009,560
Petroleos Mexicanos,
6.000%, 03/05/2020 (1)	2,000,000	2,027,000
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	5,000,000	4,999,100
Syngenta Finance NV,
3.698%, 04/24/2020 (1)(2)	7,500,000	7,524,922
Total Other Government Related Securities		18,560,582	1.2%

Corporate Bonds
Industrials
AbbVie, Inc.,
2.500%, 05/14/2020	6,196,000	6,210,078
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	6,500,000	6,518,568
3.387%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,500,000	1,505,957
Alimentation Couche-Tard, Inc.,
2.350%, 12/13/2019 (1)(2)	8,233,000	8,233,988
America Movil SAB de CV,
5.000%, 03/30/2020 (1)	2,500,000	2,532,293
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	3,470,000	3,473,651
AT&T, Inc.:
2.951%, 07/15/2021 (3 Month LIBOR USD + 0.950%) (3)	3,000,000	3,026,394
3.312%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	6,109,800
Bayer US Finance II LLC,
2.736%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	2,996,553
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	4,950,000	4,949,960
Becton Dickinson and Co.:
2.675%, 12/15/2019	1,192,000	1,192,289
2.404%, 06/05/2020	725,000	725,593
3.250%, 11/12/2020	1,443,000	1,457,870
2.979%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	2,250,000	2,250,752
Broadcom, Inc.,
2.375%, 01/15/2020	10,500,000	10,499,336
Campbell Soup Co.:
2.619%, 03/16/2020 (3 Month LIBOR USD + 0.500%) (3)	2,480,000	2,480,104
2.749%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,273,934
Cardinal Health, Inc.,
2.400%, 11/15/2019	7,000,000	6,999,091
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	440,385	440,864
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.003%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,503,492
Cigna Corp.,
2.789%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,070
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	2,400,000	2,397,216
CNH Industrial Capital LLC,
4.375%, 11/06/2020	1,550,000	1,577,435
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	5,085,000	5,113,625
Conagra Brands, Inc.,
2.703%, 10/22/2020 (3 Month LIBOR USD + 0.750%) (3)	3,000,000	3,000,614
CVS Health Corp.,
2.822%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,521,098
Daimler Finance North America LLC:
3.100%, 05/04/2020 (2)	2,000,000	2,011,561
2.200%, 05/05/2020 (2)	1,243,000	1,243,542
2.600%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,499,475
3.030%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	3,165,890
Danone SA,
1.691%, 10/30/2019 (1)(2)	1,000,000	999,530
Deutsche Telekom International Finance BV,
2.582%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,002,377
Dollar Tree, Inc.,
2.702%, 04/17/2020 (3 Month LIBOR USD + 0.700%) (3)	11,231,000	11,233,019
DuPont de Nemours, Inc.,
2.868%, 11/15/2020 (3 Month LIBOR USD + 0.710%) (3)	5,222,000	5,246,896
DXC Technology Co.,
3.082%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,159,000	6,155,444
EMD Finance LLC,
2.400%, 03/19/2020 (2)	11,200,000	11,198,630
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	1,700,000	1,725,021
Enbridge Energy Partners LP,
5.200%, 03/15/2020	9,930,000	10,054,491
Energy Transfer Partners LP,
4.150%, 10/01/2020	6,785,000	6,886,139
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	3,600,000	3,600,227
Florida Gas Transmission Co. LLC,
5.450%, 07/15/2020 (2)	710,000	726,387
Ford Motor Credit Co. LLC:
3.217%, 11/04/2019 (3 Month LIBOR USD + 0.930%) (3)	4,500,000	4,500,262
3.012%, 01/09/2020 (3 Month LIBOR USD + 1.000%) (3)	1,125,000	1,125,127
2.459%, 03/27/2020	3,200,000	3,196,219
2.425%, 06/12/2020	675,000	673,312
2.922%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	1,996,487
General Electric Co.:
5.500%, 01/08/2020	6,082,000	6,129,212
4.375%, 09/16/2020	360,000	366,219
General Mills, Inc.,
2.541%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,507,947
General Motors Co.,
3.034%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,498,606
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	2,000,000	2,000,000
3.150%, 01/15/2020	1,500,000	1,502,228
2.650%, 04/13/2020	3,052,000	3,056,035
2.916%, 04/13/2020 (3 Month LIBOR USD + 0.930%) (3)	2,700,000	2,706,577
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	10,639,000	10,823,453
Harris Corp.,
2.700%, 04/27/2020	8,760,000	8,777,534
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	3,000,000	2,999,961
2.807%, 03/12/2021 (3 Month LIBOR USD + 0.680%) (3)	5,000,000	5,009,810
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	4,000,000	4,031,625
Hyundai Capital America, Inc.:
2.889%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	3,006,180
2.967%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,827,040
Ingredion, Inc.,
4.625%, 11/01/2020	4,000,000	4,093,652
International Business Machines Corp.,
2.576%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,400,000	6,424,907
International Flavors & Fragrances, Inc.,
3.400%, 09/25/2020	5,150,000	5,208,887
Keysight Technologies, Inc.,
3.300%, 10/30/2019	9,475,000	9,476,773
Kinder Morgan Energy Partners LP,
6.850%, 02/15/2020	2,000,000	2,033,525
Kraft Heinz Foods Co.,
2.800%, 07/02/2020	5,736,000	5,745,901
L3Harris Technologies, Inc.,
2.746%, 04/30/2020 (3 Month LIBOR USD + 0.480%) (3)	2,050,000	2,049,990
Marriott International, Inc.:
2.738%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,790,398
2.752%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	1,500,000	1,505,480
Martin Marietta Materials, Inc.:
2.656%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	6,147,000	6,148,044
2.800%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	2,305,000	2,308,165
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	11,004,000	11,021,758
Molson Coors Brewing Co.,
2.250%, 03/15/2020	5,000,000	4,996,946
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	2,990,000	2,988,754
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	6,849,000	6,908,253
MPLX LP,
3.002%, 09/09/2021 (3 Month LIBOR USD + 0.900%) (3)	6,800,000	6,822,576
Nissan Motor Acceptance Corp.:
2.250%, 01/13/2020 (2)	1,060,000	1,059,618
2.150%, 07/13/2020 (2)	1,150,000	1,148,748
2.789%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,799,589
Occidental Petroleum Corp.,
3.637%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	8,000,000	8,052,800
Orange SA,
1.625%, 11/03/2019 (1)	4,045,000	4,042,034
Penske Truck Leasing Co.:
3.050%, 01/09/2020 (2)	5,185,000	5,191,241
3.200%, 07/15/2020 (2)	1,695,000	1,705,044
Pentair Finance SA,
2.650%, 12/01/2019 (1)	7,739,000	7,739,337
Phillips 66:
2.646%, 02/15/2020	2,500,000	2,500,012
2.751%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,001,020
Qualcomm, Inc.,
2.686%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,502,852
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	7,000,000	7,096,250
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	2,300,000	2,302,580
Smithfield Foods, Inc.,
2.700%, 01/31/2020 (2)	6,372,000	6,368,230
Spirit AeroSystems, Inc.,
2.919%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,996,657
Telefonica Emisiones SA,
5.134%, 04/27/2020 (1)	3,000,000	3,047,996
Tencent Holdings Ltd.,
2.875%, 02/11/2020 (1)(2)	1,970,000	1,973,137
Time Warner Cable LLC,
5.000%, 02/01/2020	10,252,000	10,334,877
Tyco Electronics Group SA,
2.577%, 06/05/2020 (3 Month LIBOR USD + 0.450%) (1)(3)	5,000,000	5,003,330
United Technologies Corp.,
2.818%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,000,357
Verizon Communications, Inc.,
3.258%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,061,824
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	8,000,000	8,223,120
Volkswagen Group of America Finance LLC:
2.450%, 11/20/2019 (2)	380,000	380,008
2.400%, 05/22/2020 (2)	2,225,000	2,226,167
3.121%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	6,033,214
Vulcan Materials Co.,
2.782%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	9,243,635
Wabtec Corp.,
3.419%, 09/15/2021 (3 Month LIBOR USD + 1.300%) (3)	3,800,000	3,800,112
Walgreens Boots Alliance, Inc.,
2.700%, 11/18/2019	5,165,000	5,165,678
Williams Partners LP,
5.250%, 03/15/2020	9,976,000	10,105,868
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	11,200,000	11,219,114
Total Industrials		465,321,546	30.4%

Utilities
DTE Gas Co.,
5.000%, 10/01/2019	3,700,000	3,700,000
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	10,925,000	10,952,312
Exelon Generation Co. LLC,
2.950%, 01/15/2020	1,437,000	1,438,959
Mississippi Power Co.,
2.750%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,765
PSEG Power LLC,
5.125%, 04/15/2020	2,000,000	2,030,338
Sempra Energy,
2.400%, 02/01/2020	3,615,000	3,615,189
Southern Power Co.,
1.950%, 12/15/2019	970,000	969,623
TECO Finance, Inc.,
5.150%, 03/15/2020	1,450,000	1,467,766
Total Utilities		26,174,952	1.7%

Financials
ABN AMRO Bank NV,
2.702%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,002,770
AerCap Holdings N.V.:
4.250%, 07/01/2020 (1)	1,571,000	1,592,582
4.625%, 10/30/2020 (1)	2,812,000	2,878,588
Air Lease Corp.,
2.125%, 01/15/2020	2,500,000	2,498,728
Bank of America Corp.:
2.749%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,971,036
2.756%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,014,259
Barclays PLC:
2.750%, 11/08/2019 (1)	8,000,000	8,000,928
2.875%, 06/08/2020 (1)	2,200,000	2,202,068
BB&T Corp.,
2.689%, 06/15/2020 (3 Month LIBOR USD + 0.570%) (3)	791,000	793,312
BBVA USA,
2.868%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,749,532
Capital One Financial Corp.,
2.941%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,705,435
Capital One NA,
2.350%, 01/31/2020	4,000,000	4,001,189
Citibank NA,
2.736%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	7,011,342
Citizens Bank NA:
2.678%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,002,239
2.895%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,504,600
Compass Bank,
5.500%, 04/01/2020	1,738,000	1,765,033
Credit Agricole CIB,
2.714%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	4,007,410
Credit Agricole SA,
3.104%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,005,550
Credit Suisse AG,
5.400%, 01/14/2020 (1)	2,000,000	2,017,691
Credit Suisse Group Funding Guernsey Ltd.,
3.125%, 12/10/2020 (1)	2,520,000	2,543,630
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	1,000,000	997,953
2.971%, 07/13/2020 (3 Month LIBOR USD + 0.970%) (1)(3)	3,226,000	3,218,264
2.950%, 08/20/2020 (1)	3,183,000	3,181,714
Discover Bank:
7.000%, 04/15/2020	7,000,000	7,172,696
3.100%, 06/04/2020	2,810,000	2,825,198
First Tennessee Bank NA,
2.950%, 12/01/2019	6,250,000	6,251,990
GATX Corp.,
2.600%, 03/30/2020	4,997,000	5,001,708
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	4,512,000	4,501,115
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,455,000	2,455,296
6.000%, 06/15/2020	4,000,000	4,106,045
3.902%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,329,234
HSBC Holdings PLC:
2.724%, 05/18/2021 (3 Month LIBOR USD + 0.600%) (1)(3)	3,000,000	3,003,089
3.792%, 05/25/2021 (3 Month LIBOR USD + 1.660%) (1)(3)	5,000,000	5,092,045
2.782%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	2,000,000	2,002,732
HSBC USA, Inc.,
2.786%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	250,187
JPMorgan Chase & Co.,
2.755%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	3,009,133
KEB Hana Bank,
2.768%, 04/05/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	3,004,140
Lloyds Bank Plc,
2.699%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,664,627
Marsh & McLennan Companies, Inc.,
3.304%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,013,889
Mitsubishi UFJ Financial Group, Inc.,
2.917%, 07/26/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	5,981,000	6,001,219
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	2,984,000	2,984,328
Mizuho Financial Group, Inc.,
3.481%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,523,820
Morgan Stanley:
5.500%, 01/26/2020	7,500,000	7,580,573
3.396%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	501,721
3.146%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	2,500,000	2,524,220
National Bank of Canada,
2.692%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,011,230
Nationwide Building Society,
2.350%, 01/21/2020 (1)(2)	3,500,000	3,501,401
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	3,000,000	3,059,919
Regions Bank,
2.676%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,501,134
Royal Bank of Scotland Group PLC,
6.400%, 10/21/2019 (1)	1,670,000	1,673,653
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	6,225,000	6,236,804
Santander UK PLC,
2.818%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,753,170
Standard Chartered PLC:
3.334%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	5,000,000	5,021,450
3.116%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	3,006,342
Sumitomo Mitsui Banking Corp.:
2.352%, 01/17/2020 (3 Month LIBOR USD + 0.350%) (1)(3)	1,250,000	1,251,158
2.514%, 01/17/2020 (1)	4,500,000	4,504,734
SunTrust Banks, Inc.,
2.714%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,400,000	8,421,101
Svenska Handelsbanken AB,
2.602%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,737,942
Synchrony Bank,
2.729%, 03/30/2020 (3 Month LIBOR USD + 0.625%) (3)	4,550,000	4,551,677
Synchrony Financial:
2.700%, 02/03/2020	4,150,000	4,154,712
3.517%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,002,146
Toronto-Dominion Bank,
1.900%, 10/24/2019 (1)	6,000,000	5,999,455
UBS Group Funding Switzerland AG:
3.575%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	506,574
3.783%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	2,450,000	2,505,421
Wells Fargo & Co.,
2.946%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,002,127
Wells Fargo Bank NA:
2.434%, 07/23/2021 (3 Month LIBOR USD + 0.500%) (3)	3,000,000	3,007,386
2.798%, 09/09/2022 (3 Month LIBOR USD + 0.660%) (3)	8,150,000	8,168,256
Total Financials		229,042,650	15.0%
Total Corporate Bonds		720,539,148	47.0%

Municipal Bonds
Berks County Municipal Authority,
2.750%, 05/15/2022 (Callable 10/01/2019) (4)	1,170,000	1,170,000
Total Municipal Bonds		1,170,000	0.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
5.000%, 12/01/2019	44	46
5.000%, 04/01/2020	1,411	1,456
Total U.S. Government Agency Issues		1,502	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.338%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	166,678	166,337
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.468%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,204,924	2,213,878
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.798%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,144,697	1,147,282
Series 2007-HE1, Class A2, 2.168%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	743,904	741,069
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.368%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	478,237	478,119
Series 2007-AMC4, Class A2C, 2.188%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	365,939	364,522
Countrywide Asset-Backed Certificates,
Series 2006-23, Class 2A3, 2.188%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	182,499	181,872
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.168%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	230,443	230,266
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.525%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	230,536	230,476
GSAMP Trust:
Series 2005-WMC2, Class A2C, 2.718%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	687,248	688,793
Series 2006-HE4, Class A2C, 2.168%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,245,781	1,240,423
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.328%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	1,632,388	1,631,209
Series 2006-3, Class 1A1, 2.218%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	1,617,958	1,617,998
Series 2007-2, Class 2A2, 2.203%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	23,777	23,773
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4, 2.178%, 06/25/2036 (1 Month LIBOR USD + 0.160%) (3)	58,657	58,625
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	31,501	31,782
New Century Home Equity Loan Trust,
Series 2005-2, Class M2, 2.693%, 06/25/2035 (1 Month LIBOR USD + 0.675%) (3)	1,259,877	1,260,394
Popular ABS Mortgage Pass-Through Trust:
Series 2005-B, Class M2, 2.678%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	503,793	504,747
Series 2006-C, Class A4, 2.268%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	1,030,563	1,026,999
RAMP Series Trust,
Series 2007-RZ1, Class A2, 2.178%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	1,322,054	1,317,029
RASC Series Trust,
Series 2005-KS11, Class M1, 2.418%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	2,211,365	2,214,108
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.198%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,435,068	1,433,735
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 2.618%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	985,762	981,971
Total Non-U.S. Government Agency Issues		19,785,407	1.3%
Total Residential Mortgage-Backed Securities		19,786,909	1.3%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	3,770,288	3,780,302
Total Commercial Mortgage-Backed Securities		3,780,302	0.2%

Asset Backed Securities
Ally Auto Receivables Trust:
Series 2018-2, Class A2, 2.640%, 02/16/2021	417,172	417,349
Series 2019-1, Class A2, 2.850%, 03/15/2022	9,426,679	9,455,423
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.930%, 09/15/2022	8,384,000	8,377,359
Series 2017-3, Class A, 1.770%, 11/15/2022	2,000,000	1,997,205
BA Credit Card Trust,
Series 2017-A1, Class A1, 1.950%, 08/15/2022	5,611,000	5,607,619
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	3,635,000	3,635,269
Capital One Multi-Asset Execution Trust,
Series 2017-A1, Class A1, 2.000%, 01/17/2023	10,000,000	9,996,876
CarMax Auto Owner Trust:
Series 2016-3, Class A3, 1.390%, 05/17/2021	494,325	493,565
Series 2015-4, Class A4, 1.830%, 06/15/2021	2,093,758	2,092,516
Series 2016-4, Class A3, 1.400%, 08/16/2021	2,770,308	2,763,823
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028 (2)	769,474	769,155
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.750%, 11/19/2021	4,735,000	4,732,632
Series 2017-A3, Class A3, 1.920%, 04/07/2022	11,125,000	11,117,654
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	223,056	231,043
Dell Equipment Finance Trust,
Series 2018-1, Class A2A, 2.970%, 10/22/2020 (2)	1,349,481	1,352,105
Discover Card Execution Note Trust,
Series 2015-A2, Class A, 1.900%, 10/17/2022	6,625,000	6,620,732
Ford Credit Auto Owner Trust:
Series 2016-A, Class A4, 1.600%, 06/15/2021	1,290,373	1,289,617
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	6,809,000	6,809,047
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	7,618,000	7,636,440
Ford Credit Floorplan Master Owner Trust,
Series 2016-5, Class A1, 1.950%, 11/15/2021	3,525,000	3,523,590
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	1,117,625	1,117,491
Series 2018-1, Class A3, 2.610%, 01/20/2021	4,568,711	4,574,957
Series 2019-2, Class A2A, 2.670%, 06/21/2021	2,800,000	2,809,027
GM Financial Consumer Automobile Receivables Trust,
Series 2019-2, Class A2A, 2.660%, 06/16/2022	4,327,909	4,340,814
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 2.220%, 01/18/2022 (2)	6,434,000	6,432,174
Golden Credit Card Trust,
Series 2017-2A, Class A, 1.980%, 04/15/2022 (1)(2)	19,020,000	19,001,455
HPEFS Equipment Trust,
Series 2019-1A, Class A2, 2.190%, 09/20/2029 (2)	3,000,000	2,999,779
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	1,228,502	1,228,304
Series 2017-B, Class A4, 2.130%, 03/15/2021 (2)	4,798,000	4,797,105
Series 2017-A, Class A4, 2.130%, 04/15/2021 (2)	670,045	670,032
Hyundai Auto Receivables Trust:
Series 2017-A, Class A3, 1.760%, 08/16/2021	912,187	910,999
Series 2019-A, Class A2, 2.670%, 12/15/2021	3,209,000	3,221,201
2.090%, 04/17/2023	5,726,000	5,726,086
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	14,600,000	14,601,685
Mercedes-Benz Auto Lease Trust:
Series 2018-B, Class A2, 3.040%, 12/15/2020	3,520,447	3,527,211
Series 2019-A, Class A2, 3.010%, 02/16/2021	1,613,647	1,618,145
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, Class A2A, 2.710%, 04/15/2021	2,022,046	2,024,385
MMAF Equipment Finance LLC:
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	1,651,443	1,647,236
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	5,507,939	5,503,025
Nissan Auto Lease Trust,
Series 2017-B, Class A4, 2.170%, 12/15/2021	5,659,000	5,657,853
Nissan Auto Receivables Owner Trust:
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,028,383	2,025,035
Series 2017-B, Class A3, 1.750%, 10/15/2021	7,669,115	7,658,899
Series 2019-A, Class A2A, 2.820%, 01/18/2022	7,950,000	7,982,072
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,497,000	15,498,612
Santander Retail Auto Lease Trust:
Series 2017-A, Class A3, 2.220%, 01/20/2021 (2)	3,066,902	3,066,917
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	10,000,000	10,016,977
Securitized Term Auto Receivables Trust,
Series 2018-2A, Class A2A, 3.060%, 02/25/2021 (1)(2)	1,438,225	1,441,879
SoFi Consumer Loan Program LLC:
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	7,003,557	7,021,634
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,406,372	1,410,665
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	1,761,803	1,764,002
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	2,325,554	2,349,294
SoFi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	950,389	951,244
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class A, 2.370%, 03/15/2023	12,075,000	12,087,563
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.320%, 12/20/2019 (2)	74,894	74,897
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	2,414,297	2,453,171
Toyota Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.760%, 07/15/2021	6,610,581	6,601,137
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	651,885	651,521
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	4,839,957	4,838,570
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	2,029,290	2,027,421
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	5,309,000	5,307,787
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	5,800,000	5,817,344
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.830%, 07/15/2021	773,000	776,614
Series 2019-A, Class A2, 2.890%, 11/15/2021	4,798,138	4,823,092
Total Asset Backed Securities		287,974,330	18.8%
Total Long-Term Investments (Cost $1,487,711,453)		1,490,587,954	97.3%

Short-Term Investment	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (5)	49,679,107	49,679,107
Total Short-Term Investment (Cost $49,679,107)		49,679,107	3.2%
Total Investments (Cost $1,537,390,560)		1,540,267,061	100.5%
Liabilities in Excess of Other Assets		(8,380,099)	(0.5)%
TOTAL NET ASSETS		$1,531,886,962	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2019, the value of these securities total $337,669,186, which represents 22.04% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(5)	Seven-day yield.

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$438,776,683	$–	$438,776,683
Other Government Related Securities	–	18,560,582	–	18,560,582
Corporate Bonds	–	720,539,148	–	720,539,148
Municipal Bonds	–	1,170,000	–	1,170,000
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,502	–	1,502
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	19,785,407	–	19,785,407
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	3,780,302	–	3,780,302
Asset Backed Securities	–	287,974,330	–	287,974,330
Total Long-Term Investments	–	1,490,587,954	–	1,490,587,954
Short-Term Investment
Money Market Mutual Fund	49,679,107	–	–	49,679,107
Total Short-Term Investment	49,679,107	–	–	49,679,107
Total Investments	$49,679,107	$1,490,587,954	$–	$1,540,267,061

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.